Other disclosures - Undiscounted contractual maturity periods (Details) - Financial liabilities at amortized cost - MXN ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	$ 873,046	$ 855,428
On demand
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	437,365	457,661
1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	166,276	154,854
3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	58,570	60,752
3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	80,686	42,645
1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	25,856	32,755
3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	45,078	20,702
More than 5 years/2023 and thereafter
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	59,215	86,059
Deposits - Credit institutions
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	84,804	102,513
Deposits - Credit institutions | On demand
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	14,828	39,428
Deposits - Credit institutions | 1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	36,126	16,047
Deposits - Credit institutions | 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	2,518	22,718
Deposits - Credit institutions | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	3,820	3,399
Deposits - Credit institutions | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	13,721	15,511
Deposits - Credit institutions | 3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	8,739	5,410
Deposits - Credit institutions | More than 5 years/2023 and thereafter
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	5,052
Deposits - Customers
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	614,586	575,446
Deposits - Customers | On demand
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	422,495	418,228
Deposits - Customers | 1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	103,171	101,736
Deposits - Customers | 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	40,737	29,421
Deposits - Customers | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	40,802	16,773
Deposits - Customers | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	3,770	3,436
Deposits - Customers | 3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	2,286	2,422
Deposits - Customers | More than 5 years/2023 and thereafter
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	1,325	3,430
Marketable debt securities
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	99,063	93,301
Marketable debt securities | 1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	20,589	19,788
Marketable debt securities | 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	8,617	6,167
Marketable debt securities | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	33,392	19,844
Marketable debt securities | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	3,618	9,219
Marketable debt securities | 3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	28,706	8,358
Marketable debt securities | More than 5 years/2023 and thereafter
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	4,141	29,925
Subordinated liabilities
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	61,130	64,648
Subordinated liabilities | 1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	847	852
Subordinated liabilities | 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	392	376
Subordinated liabilities | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	1,768	1,692
Subordinated liabilities | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	4,713	4,512
Subordinated liabilities | 3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	4,713	4,512
Subordinated liabilities | More than 5 years/2023 and thereafter
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	48,697	52,704
Other financial liabilities
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	13,463	19,520
Other financial liabilities | On demand
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	42	5
Other financial liabilities | 1 month
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	5,543	16,431
Other financial liabilities | 3 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	6,306	2,070
Other financial liabilities | 3 to 12 months
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	904	937
Other financial liabilities | 1 to 3 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	34	$ 77
Other financial liabilities | 3 to 5 years
Undiscounted contractual maturities
Undiscounted financial liabilities at amortised cost	$ 634